Revenue from Contract with Customers (Narrative) (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Disaggregation of Revenue [Line Items]
Deferred Revenue, Revenue Recognized	$ 91.4
Average Delivery Point of Barrels in Pipeline System	50.00%
Refined Products Segment [Member]
Disaggregation of Revenue [Line Items]
Revenue, Shipments Regulated By FERC, Percentage	40.00%
Revenue, Markets Regulated By State Or FERC, Percentage	60.00%